Derivatives (Schedule Of Fair Value Of Outstanding Derivative Instruments) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Derivatives, Fair Value [Line Items]
Derivative assets	$ 1.5	$ 0.2
Derivative liabilities	3.3	1.7
Commodity Swaps [Member] | Other Receivables [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0.6	0.1
Commodity Swaps [Member] | Accounts Payable [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0.1
Interest Rate Swaps [Member] | Deferred Charges And Other [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0.4
Interest Rate Swaps [Member] | Other Current Liabilities [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.5	0.8
Interest Rate Swaps [Member] | Accrued Interest [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.2	0.4
Foreign Exchange Contracts [Member] | Other Receivables [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0.2
Foreign Exchange Contracts [Member] | Other Receivables [Member] | Not Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0.3	0.1
Foreign Exchange Contracts [Member] | Accounts Payable [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	2.3	0.2
Foreign Exchange Contracts [Member] | Accounts Payable [Member] | Not Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0.1
Foreign Exchange Contracts [Member] | Other Long-term Liabilities [Member] | Designated as Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 0.3	$ 0.1